UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2018

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	–0.24%	3.03%	2.76%	4.43%
Class A with 4.75% Maximum Sales Charge	—	—	–5.02	–1.87	1.76	3.92
Class C at NAV	05/02/2006	03/16/1978	–0.62	2.26	1.99	3.65
Class C with 1% Maximum Sales Charge	—	—	–1.60	1.26	1.99	3.65
Class I at NAV	03/16/1978	03/16/1978	–0.14	3.25	3.00	4.68
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.63	4.68	3.96	5.63

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.73%	0.73%
Net				0.82	1.57	0.57

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.73%	2.97%	3.99%
Taxable-Equivalent Distribution Rate				6.30	5.02	6.74
SEC 30-day Yield				2.31	1.68	2.68
Taxable-Equivalent SEC 30-day Yield				3.90	2.84	4.52

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						11.60%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	–0.57%	2.92%	3.04%	4.40%
Class A with 4.75% Maximum Sales Charge	—	—	–5.33	–1.99	2.05	3.89
Class B at NAV	12/19/1985	12/19/1985	–0.94	2.15	2.28	3.63
Class B with 5% Maximum Sales Charge	—	—	–5.82	–2.81	1.93	3.63
Class C at NAV	12/03/1993	12/19/1985	–0.94	2.15	2.28	3.63
Class C with 1% Maximum Sales Charge	—	—	–1.92	1.16	2.28	3.63
Class I at NAV	07/01/1999	12/19/1985	–0.44	3.18	3.28	4.66
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	0.63	4.68	3.96	5.63

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.84%	1.59%	1.59%	0.59%
Net			0.68	1.43	1.43	0.43

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.59%	2.82%	2.82%	3.84%
Taxable-Equivalent Distribution Rate			6.06	4.76	4.76	6.49
SEC 30-day Yield			2.78	2.17	2.17	3.17
Taxable-Equivalent SEC 30-day Yield			4.70	3.67	3.67	5.35

% Total Leverage[5]
RIB Financing						9.12%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.60	$5.23	1.05%
Class C	$1,000.00	$993.80	$8.95	1.80%
Class I	$1,000.00	$998.60	$3.99	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29	1.05%
Class C	$1,000.00	$1,016.00	$9.05	1.80%
Class I	$1,000.00	$1,020.90	$4.03	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

5

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.30	$4.33	0.87%
Class B	$1,000.00	$990.60	$8.09	1.63%
Class C	$1,000.00	$990.60	$8.04	1.62%
Class I	$1,000.00	$995.60	$3.08	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.38	0.87%
Class B	$1,000.00	$1,016.80	$8.20	1.63%
Class C	$1,000.00	$1,016.90	$8.15	1.62%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 112.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,503,108
		$10,503,108

Education — 9.7%
Arizona State University, 5.00%, 7/1/35	$500	$567,810
Arizona State University, 5.00%, 7/1/36	750	850,327
Arizona State University, 5.00%, 7/1/37	750	848,947
Arizona State University, 5.00%, 7/1/38	1,000	1,130,090
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,570,700
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,374,794
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	2,005	2,078,684
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,166,581
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,981,805
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/30	625	734,763
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/31	325	380,562
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/32	500	583,160
University of California, 5.25%, 5/15/35	3,555	4,108,407
University of Nebraska, 5.00%, 5/15/35	1,000	1,135,510
University of Nebraska, 5.00%, 7/1/35	3,000	3,415,170
West Virginia University, 5.00%, 10/1/31	3,000	3,299,520
		$30,226,830

Electric Utilities — 4.6%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,726,964
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,681,498
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	230,058
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	240,519
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	267,994
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	238,795
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	193,171
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	181,418
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,513,832

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,277,169
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,700	2,809,917
		$14,361,335

Escrowed / Prerefunded — 9.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$946,484
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,425,508
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	115	122,032
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	529,178
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	319,393
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	2,730	2,812,719
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,438,338
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,259,420
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,584,440
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,831,060
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,155	1,197,042
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,571,560
		$29,037,174

General Obligations — 13.5%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/36	$1,000	$1,142,880
California, 5.00%, 10/1/26	1,300	1,508,078
California, 5.00%, 10/1/27	630	727,959
California, 5.25%, 10/1/29	560	624,949
California, 5.25%, 10/1/32	3,480	3,868,612
Chicago Board of Education, IL, 5.00%, 12/1/21	230	242,478
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,138,270
Erie County, PA, 5.00%, 9/1/25	500	582,605
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,093,070
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,317,980
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,312,196
Illinois, 5.00%, 11/1/28	3,600	3,731,976

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 11/1/29	$1,400	$1,446,284
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,000,857
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,047,114
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	8,046,577
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,250,321
University of Connecticut, 5.00%, 2/15/32	650	723,131
Wentzville R-IV School District, MO, 0.00%, 3/1/29	500	353,855
		$42,159,192

Hospital — 18.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$581,550
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,334,323
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,446,636
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,938,165
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,570,089
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/26(2)	1,400	1,684,116
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,473,652
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,385,461
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,279,570
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,182,261
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,266,820
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,308,584
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,416,570
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,115	5,439,598
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,425,761
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	353,673
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,367,260

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	$1,450	$1,659,220
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,482,853
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,767,800
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,053,090
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,565,000
		$56,982,052

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	$285	$236,550
		$236,550

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,885,656
		$2,885,656

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,106,808
		$2,106,808

Insured – Electric Utilities — 2.4%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,635,824
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,990,430
		$7,626,254

Insured – Escrowed / Prerefunded — 0.8%
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	$1,040	$1,074,247
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,457,929
		$2,532,176

Insured – General Obligations — 0.1%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$147,830
		$147,830

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,294,713
		$5,294,713

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,322,154
		$5,322,154

Insured – Special Tax Revenue — 6.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,175,863
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,316,160
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,207,225
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,240,757
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,317,730
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,241,130
		$20,498,865

Insured – Transportation — 3.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,103,610
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,100,710
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	872,810
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,724,753
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,895,020
		$10,696,903

Insured – Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,123,571
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	730,639
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	628,545
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	311,156
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	626,851
		$7,420,762

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.1%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$441,092
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,341,205
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,685	1,690,763
		$9,689,060

Senior Living / Life Care — 3.8%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,185,954
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	659,285
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,131,429
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,793,908
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,947
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	701,283
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,748,943
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,551,873
		$11,942,622

Special Tax Revenue — 2.8%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$997	$996,940
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,350,168
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/33	2,500	2,940,050
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	1,026,768
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(4)	2,340	1,374,750
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,000	999,970
		$8,688,646

Transportation — 18.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$457,396
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,764,448

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,100	$1,252,262
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,653,971
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	700	780,773
Denver City and County, CO, Airport System Revenue, 2.025%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(6)	1,000	1,004,480
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,217,007
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	2,375	2,700,399
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	442,483
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	989,338
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,230,321
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,754,304
Pennsylvania Turnpike Commission, 6.375%, 12/1/38	11,500	14,211,125
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,778,393
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,870,195
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,220,754
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,398,365
		$57,726,014

Water and Sewer — 4.7%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,228,908
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31	1,080	1,264,345
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)	5,280	5,322,293
		$14,815,546

Total Tax-Exempt Municipal Securities — 112.4% (identified cost $331,928,594)		$350,900,250

Taxable Municipal Securities — 0.0%(7)
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.0%(7)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$120	$119,995

Total Taxable Municipal Securities — 0.0%(7) (identified cost $120,000)		$119,995

Total Investments — 112.4% (identified cost $332,048,594)		$351,020,245

Other Assets, Less Liabilities — (12.4)%		$(38,710,278)

Net Assets — 100.0%		$312,309,967

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.0%
New York	19.7%
Others, representing less than 10% individually	72.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $5,991,579 or 1.9% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(7)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Jun-18	$(17,565,391)	$(109,024)
U.S. Long Treasury Bond	121	Short	Jun-18	(17,741,625)	(367,924)

					$(476,948)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 108.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,584,400
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/42	8,500	9,879,805
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	19,750	22,065,490
		$43,529,695

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,694
		$4,395,694

Education — 8.0%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33	$21,215	$25,090,556
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	5,000	5,897,050
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	8,000	8,294,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	3,000	3,632,040
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	3,000	3,618,270
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	6,470	7,726,733
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,032,528
Rutgers University, NJ, 5.00%, 5/1/43(2)	37,000	40,680,020
University of California, 5.25%, 5/15/36	7,080	8,169,116
University of California, 5.25%, 5/15/37	13,000	14,975,870
University of California, 5.25%, 5/15/38	7,700	8,860,929
University of Texas, 3.00%, 8/15/35	1,750	1,683,220
University of Virginia, 5.00%, 4/1/38	27,060	31,647,211
University of Virginia, 5.00%, 4/1/39	32,640	38,116,992
		$209,424,535

Electric Utilities — 7.5%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,063,110
Omaha Public Power District, NE, 5.00%, 2/1/39	14,190	15,754,022
Owensboro, KY, Electric Light and Power System Revenue, 4.00%, 1/1/26	1,750	1,895,232

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	$6,025	$6,814,456
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	5,625	6,285,206
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	42,247,101
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,029,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	25,636,950
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	31,239,725
Utility Debt Securitization Authority, NY, 5.00%, 12/15/38	4,690	5,500,057
Utility Debt Securitization Authority, NY, 5.00%, 12/15/39	13,260	15,537,935
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	25,180	26,205,078
		$197,207,872

Escrowed / Prerefunded — 6.9%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,627,064
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,249,991
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	15,437,599
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	372,873
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	400,271
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	5,072,225
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	22,875	24,540,300
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,998,384
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,061,187
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	630,005
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,813,279
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,920,898
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	13,279,542
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	19,548,509

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,795	$4,199,927
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,967,520
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,210,000
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,560,619
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,079,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,527,875
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(2)	14,590	14,925,278
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	10,795	11,187,938
		$181,611,084

General Obligations — 23.1%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	$5,000	$5,727,400
California, 5.00%, 8/1/26	8,440	10,108,335
California, 5.00%, 10/1/39	7,325	8,404,339
California, 5.00%, 8/1/46	10,000	11,447,900
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,087,415
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	783,066
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,028,680
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,283,763
Dallas, TX, 5.00%, 2/15/24	10,530	11,964,081
Delaware, 5.00%, 1/1/27	9,255	11,191,239
East Hampton Union Free School District, NY, 4.00%, 6/1/26	3,765	4,214,315
Fremont Union High School District, CA, 5.00%, 8/1/44	22,730	26,605,692
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/36	1,230	1,314,624
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	11,989,500
Hawaii, 5.00%, 1/1/34	14,200	16,794,340
Illinois, 5.00%, 2/1/24	10,705	11,182,443
Illinois, 5.00%, 11/1/24	11,295	11,815,925
Illinois, 5.00%, 2/1/27	18,500	19,064,065

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 11/1/29	$15,000	$15,542,400
Illinois, 5.25%, 7/1/30	6,150	6,336,837
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,157,792
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,604,127
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,258,247
Los Angeles Unified School District, CA, (Election of 2005), 5.25%, 7/1/42	15,000	17,958,900
Maryland, 4.00%, 6/1/27	8,700	9,503,010
Maryland, 5.00%, 8/1/23	17,150	19,644,124
Maryland, 5.00%, 3/15/27	6,500	7,853,755
Massachusetts, 5.00%, 7/1/35	10,000	11,503,800
Massachusetts, 5.00%, 7/1/36	21,160	24,296,970
Massachusetts, 5.00%, 3/1/37	10,900	12,248,330
Massachusetts, 5.00%, 3/1/41	9,425	10,552,607
New York, NY, 4.00%, 3/1/36	9,000	9,497,520
New York, NY, 4.00%, 10/1/41	5,000	5,196,350
New York, NY, 5.00%, 8/1/33	10,000	11,543,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,201,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	42,458,227
Portland Community College District, OR, 5.00%, 6/15/32(3)	2,700	3,155,976
Portland Community College District, OR, 5.00%, 6/15/33(3)	1,875	2,184,150
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	57,400	59,983,574
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35	7,000	8,243,690
Wake County, NC, 5.00%, 3/1/28	8,885	10,894,076
Washington, 5.00%, 8/1/22	6,875	7,713,681
Washington, 5.00%, 2/1/33	17,100	19,275,804
Washington, 5.00%, 2/1/34	15,000	17,704,500
Washington, 5.00%, 2/1/35	15,000	17,648,250
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,678,892
Wisconsin, 2017 Series 1, 5.00%, 11/1/28	5,000	6,000,450
Wisconsin, 2017 Series 2, 5.00%, 11/1/28	1,000	1,200,090
Wisconsin, 5.00%, 5/1/32	7,000	8,074,640
Wisconsin, 5.00%, 5/1/38	25,000	28,405,500
		$608,528,191

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,195,957
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	36,700	38,626,383
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,753,505
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,455,355
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/24(3)	2,500	2,935,350
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/25(3)	2,250	2,677,230
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/35(3)	2,000	2,315,560
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36(3)	4,000	4,620,320
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/37(3)	2,000	2,304,780
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/38(3)	2,000	2,301,200
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	22,000	24,872,320
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,209,198
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,463,912
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,239,900
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,566,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,816,125
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/22	475	506,635
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/22	320	357,485
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,373,924
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,831,325
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,356,742
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,714,290
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,300	1,467,050
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	4,250	5,079,770

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38(3)	$1,750	$1,918,998
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43(3)	5,200	5,779,436
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,519,538
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,506,450
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,506,837
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,352,005
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,252,873
		$280,876,953

Housing — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.60%, 3/1/21	$1,145	$1,119,146
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,457,205
		$11,576,351

Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,206,703
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	365	376,111
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	29,518,371
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	4,902,000
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)(4)	475	475,000
		$43,478,185

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$845	$872,986
		$872,986

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.7%
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	$18,775	$19,102,624
		$19,102,624

Insured – General Obligations — 0.1%
Atlantic City, NJ, (AGM), 5.00%, 3/1/25	$750	$844,972
Atlantic City, NJ, (AGM), 5.00%, 3/1/26	500	568,440
Atlantic City, NJ, (AGM), 5.00%, 3/1/27	650	744,959
		$2,158,371

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,890,760
		$12,890,760

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$29,199,044
		$29,199,044

Insured – Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,589,180
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,851,170
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	17,500,383
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	50,436,905
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	24,249,927
		$109,627,565

Insured – Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$18,590	$18,728,124
		$18,728,124

Insured – Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,671,242
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,940	3,021,703

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$37,070	$44,538,122
		$53,231,067

Lease Revenue / Certificates of Participation — 0.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/35	$3,000	$3,333,030
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/26	10,000	11,852,900
		$15,185,930

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,110	$7,178,327
		$7,178,327

Other Revenue — 2.9%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,317,200
Oregon, Lottery Revenue, 5.00%, 4/1/35	1,500	1,750,395
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	24,770,643
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,306,680
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,494,543
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.342%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(7)	1,000	1,006,540
		$76,691,001

Senior Living / Life Care — 0.8%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	5,500	5,823,015
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	13,169,694
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,130,695
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	585,748
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40(3)	750	786,990
		$21,606,617

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.3%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$526,650
Lafayette Parish School Board, LA, Sales Tax Revenue, 5.00%, 4/1/48	3,000	3,419,160
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	10,000	12,071,400
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	390,011
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	7,500	7,768,575
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	7,355	8,537,611
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,770,300
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,665,262
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	8,125	9,126,731
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	4,740	5,459,864
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39	10,000	11,554,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 1.73%, 11/1/42(9)	16,200	16,200,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	7,520	8,666,950
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	22,400	24,605,280
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,250,960
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/41	10,000	11,517,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	10,000	11,024,800
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	470	544,895
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,426,600
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,465,800
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	470	469,995
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	345	318,283

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	$1,532	$980,254
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,383,700
		$192,144,881

Student Loan — 0.4%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$4,060	$4,198,081
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,500,413
		$9,698,494

Transportation — 17.6%
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$2,105	$2,319,542
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,147,800
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,672,989
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,747,805
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/36	6,000	6,709,140
Chicago, IL, (O’Hare International Airport), Series 2017B, 5.00%, 1/1/36	8,000	9,051,280
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,252,181
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,753,148
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,086,429
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/48(3)	2,000	2,189,200
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/28	1,000	1,051,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,816,516
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,858,343
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,630	6,279,646
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,248,047
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,362,908
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,265	3,647,233
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,957,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)	7,200	7,671,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34(3)	6,000	6,998,220

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	$5,000	$5,561,850
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/44	15,500	17,778,965
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,986,360
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,182,699
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	8,000	9,409,840
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,346,258
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,843,427
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,120,746
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/35	10,000	10,466,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,264,740
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	26,116,940
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,998,700
New Jersey Turnpike Authority, 4.00%, 1/1/43	5,000	5,162,950
New Jersey Turnpike Authority, 5.00%, 1/1/32	5,000	5,848,500
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,331,600
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	7,425	8,383,345
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,769,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,122,741
North Texas Tollway Authority, 5.00%, 1/1/30	10,650	12,286,692
North Texas Tollway Authority, 5.00%, 1/1/31	2,000	2,298,340
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,704,529
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,370,371
Pennsylvania Turnpike Commission, 5.00%, 12/1/28	1,500	1,756,800
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	1,250	1,425,625
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,454,949
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/34	2,000	2,260,380
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/23	10,000	11,277,100

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/30	$250	$291,265
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	5,000	5,807,950
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	1,855	2,055,934
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/47	10,535	12,027,388
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	32,288,484
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	26,057,847
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	24,390	24,949,019
		$463,828,071

Water and Sewer — 8.9%
Baltimore, MD, (Water Projects), (Liq: JPMorgan Chase Bank, N.A.), 1.61%, 7/1/21(4)(10)	$11,250	$11,250,000
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,250,950
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,313,478
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,077,471
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	5,355	6,178,278
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,523,300
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,430	15,381,513
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,942,385
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,816,264
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)	32,355	32,614,163
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,262,200
Pearland, TX, Water and Sewer System Revenue, 5.00%, 9/1/22	185	207,736
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/35	4,455	5,074,423
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/36	4,685	5,330,359
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/42	4,325	4,887,380
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/47	10,425	11,733,859

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	$10,000	$11,484,800
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,290,696
		$233,619,255

Total Tax-Exempt Municipal Securities — 108.3% (identified cost $2,746,808,158)		$2,846,391,677

Taxable Municipal Securities — 4.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$2,244	$673,143
		$673,143

General Obligations — 1.4%
Chicago, IL, 7.517%, 1/1/40(11)	$21,895	$24,954,607
Chicago, IL, 7.75%, 1/1/42	11,005	11,995,450
		$36,950,057

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,588,590
		$36,588,590

Insured – Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,394,500
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	22,267,869
		$37,662,369

Total Taxable Municipal Securities — 4.2% (identified cost $101,709,068)		$111,874,159

Total Investments — 112.5% (identified cost $2,848,517,226)		$2,958,265,836

Other Assets, Less Liabilities — (12.5)%		$(328,955,757)

Net Assets — 100.0%		$2,629,310,079

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.3%
New York	18.2%
Texas	15.7%
Others, representing less than 10% individually	56.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $11,725,000 or 0.4% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(8)	Security is in default and making only partial interest payments.

(9)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(10)

Floating rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2018.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Jun-18	$(219,937,500)	$(4,561,035)

					$(4,561,035)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
Liq	–	Liquidity Provider
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited)

	March 31, 2018
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$332,048,594	$2,848,517,226
Unrealized appreciation	18,971,651	109,748,610
Investments, at value	$351,020,245	$2,958,265,836
Cash	$158,922	$4,386,022
Deposits for derivatives collateral — financial futures contracts	440,270	3,750,000
Interest receivable	4,933,462	35,433,525
Receivable for investments sold	33,041	24,872,933
Receivable for Fund shares sold	273,217	4,044,764
Total assets	$356,859,157	$3,030,753,080

Liabilities
Payable for floating rate notes issued	$41,001,623	$264,259,619
Payable for investments purchased	—	54,020,430
Payable for when-issued securities	1,666,098	40,274,902
Payable for variation margin on open financial futures contracts	124,741	1,125,033
Payable for Fund shares redeemed	1,048,085	36,881,369
Distributions payable	179,329	1,244,670
Payable to affiliates:
Investment adviser fee	116,213	795,065
Distribution and service fees	61,020	671,830
Interest expense and fees payable	236,688	1,556,672
Accrued expenses	115,393	613,411
Total liabilities	$44,549,190	$401,443,001
Net Assets	$312,309,967	$2,629,310,079

Sources of Net Assets
Paid-in capital	$329,654,779	$3,593,426,209
Accumulated undistributed net investment income	1,550,095	10,728,351
Accumulated net realized loss	(37,389,610)	(1,080,032,056)
Net unrealized appreciation	18,494,703	105,187,575
Net Assets	$312,309,967	$2,629,310,079

Class A Shares
Net Assets	$145,572,832	$1,481,817,834
Shares Outstanding	16,288,842	152,692,369
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.94	$9.70
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.39	$10.18

Class B Shares
Net Assets	$—	$3,822,621
Shares Outstanding	—	393,886
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.70

Class C Shares
Net Assets	$35,326,776	$412,226,850
Shares Outstanding	3,974,973	42,479,593
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.70

Class I Shares
Net Assets	$131,410,359	$731,442,774
Shares Outstanding	13,461,300	75,371,666
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.76	$9.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2018
Investment Income	AMT-Free Fund	National Fund
Interest	$7,860,183	$61,274,561
Total investment income	$7,860,183	$61,274,561

Expenses
Investment adviser fee	$715,574	$4,805,105
Distribution and service fees
Class A	186,739	1,924,005
Class B	—	26,155
Class C	184,959	2,186,764
Trustees’ fees and expenses	6,996	50,750
Custodian fee	45,291	248,621
Transfer and dividend disbursing agent fees	52,240	529,821
Legal and accounting services	34,762	59,167
Printing and postage	10,803	66,947
Registration fees	44,182	68,080
Interest expense and fees	358,851	2,551,908
Miscellaneous	41,494	172,704
Total expenses	$1,681,891	$12,690,027

Net investment income	$6,178,292	$48,584,534

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$913,866	$5,837,003
Financial futures contracts	1,951,170	14,425,812
Net realized gain	$2,865,036	$20,262,815
Change in unrealized appreciation (depreciation) —
Investments	$(8,728,779)	$(74,845,669)
Financial futures contracts	(974,737)	(8,319,933)
Net change in unrealized appreciation (depreciation)	$(9,703,516)	$(83,165,602)

Net realized and unrealized loss	$(6,838,480)	$(62,902,787)

Net decrease in net assets from operations	$(660,188)	$(14,318,253)

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$6,178,292	$48,584,534
Net realized gain	2,865,036	20,262,815
Net change in unrealized appreciation (depreciation)	(9,703,516)	(83,165,602)
Net decrease in net assets from operations	$(660,188)	$(14,318,253)
Distributions to shareholders —
From net investment income
Class A	$(2,793,004)	$(27,306,587)
Class B	—	(72,655)
Class C	(552,774)	(6,115,774)
Class I	(2,810,142)	(14,580,642)
Total distributions to shareholders	$(6,155,920)	$(48,075,658)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,795,701	$39,475,102
Class B	—	8,618
Class C	1,338,570	8,060,677
Class I	11,516,803	107,693,419
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,532,772	22,945,544
Class B	—	63,353
Class C	468,363	5,155,643
Class I	2,159,617	12,201,970
Cost of shares redeemed
Class A	(15,206,009)	(148,016,807)
Class B	—	(651,810)
Class C	(4,802,634)	(53,327,109)
Class I	(33,542,053)	(148,080,609)
Net asset value of shares exchanged
Class A	—	2,196,315
Class B	—	(2,196,315)
Net decrease in net assets from Fund share transactions	$(29,738,870)	$(154,472,009)

Net decrease in net assets	$(36,554,978)	$(216,865,920)

Net Assets
At beginning of period	$348,864,945	$2,846,175,999
At end of period	$312,309,967	$2,629,310,079

Accumulated undistributed net investment income included in net assets
At end of period	$1,550,095	$10,728,351

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,682,275	$105,975,740
Net realized gain	4,559,831	31,025,039
Net change in unrealized appreciation (depreciation)	(17,779,322)	(109,786,377)
Net increase in net assets from operations	$462,784	$27,214,402
Distributions to shareholders —
From net investment income
Class A	$(6,820,357)	$(61,522,253)
Class B	(9,554)	(340,756)
Class C	(1,288,630)	(15,020,929)
Class I	(5,640,830)	(28,735,950)
Total distributions to shareholders	$(13,759,371)	$(105,619,888)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,621,044	$126,339,026
Class B	2,952	97,636
Class C	2,335,395	23,900,574
Class I	65,424,212	374,243,229
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,287,424	52,070,599
Class B	5,012	289,706
Class C	1,036,787	11,985,618
Class I	4,250,282	23,093,780
Cost of shares redeemed
Class A	(62,858,604)	(395,385,791)
Class B	(76,797)	(2,352,032)
Class C	(8,361,832)	(135,670,059)
Class I	(64,803,824)	(305,867,231)
Net asset value of shares exchanged
Class A	181,803	7,478,483
Class B	(181,803)	(7,478,483)
Net asset value of shares merged*
Class A	205,964	—
Class B	(205,964)	—
Net decrease in net assets from Fund share transactions	$(37,137,949)	$(227,254,945)

Net decrease in net assets	$(50,434,536)	$(305,660,431)

Net Assets
At beginning of year	$399,299,481	$3,151,836,430
At end of year	$348,864,945	$2,846,175,999

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,723	$10,219,475

*	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2018
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net decrease in net assets from operations	$(660,188)	$(14,318,253)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(39,039,727)	(1,117,018,783)
Investments sold	56,489,685	1,255,587,628
Net amortization/accretion of premium (discount)	(270,994)	4,704,164
Decrease in deposits for derivatives collateral — financial futures contracts	89,500	750,000
Decrease (increase) in interest receivable	(274,161)	1,645,280
Decrease in receivable for variation margin on open financial futures contracts	30,204	—
Increase in payable for variation margin on open financial futures contracts	124,741	1,078,158
Decrease in payable to affiliate for investment adviser fee	(8,320)	(25,277)
Decrease in payable to affiliate for distribution and service fees	(3,540)	(47,597)
Increase in interest expense and fees payable	36,393	169,240
Decrease in accrued expenses	(30,192)	(83,682)
Net change in unrealized (appreciation) depreciation from investments	8,728,779	74,845,669
Net realized gain from investments	(913,866)	(5,837,003)
Net cash provided by operating activities	$24,298,314	$201,449,544

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$18,515,889	$153,132,658
Fund shares redeemed	(53,004,753)	(319,088,710)
Distributions paid, net of reinvestments	(972,540)	(7,894,855)
Repayment of secured borrowings	—	(32,895,000)
Net cash used in financing activities	$(35,461,404)	$(206,745,907)

Net decrease in cash	$(11,163,090)	$(5,296,363)

Cash at beginning of period	$11,322,012	$9,682,385

Cash at end of period	$158,922	$4,386,022

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,160,752	$40,366,510
Cash paid for interest and fees	$322,458	$2,382,668

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.130		$9.430	$9.210	$9.350	$8.670	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.351	$0.358	$0.374	$0.395	$0.400
Net realized and unrealized gain (loss)	(0.190)		(0.298)	0.218	(0.142)	0.677	(0.934)

Total income (loss) from operations	$(0.021)		$0.053	$0.576	$0.232	$1.072	$(0.534)

Less Distributions
From net investment income	$(0.169)		$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Total distributions	$(0.169)		$(0.353)	$(0.356)	$(0.372)	$(0.392)	$(0.396)

Net asset value — End of period	$8.940		$9.130	$9.430	$9.210	$9.350	$8.670

Total Return(2)	(0.24	)%(3)	0.64%	6.33%	2.52%	12.63%	(5.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,573		$155,589	$198,762	$194,227	$200,408	$224,506
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.83	%(5)	0.82%	0.81%	0.82%	0.83%	0.83%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	1.05	%(5)	0.98%	0.91%	0.90%	0.92%	0.94%
Net investment income	3.76	%(5)	3.86%	3.81%	4.02%	4.40%	4.26%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.080		$9.380	$9.160	$9.300	$8.620	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.281	$0.286	$0.302	$0.326	$0.327
Net realized and unrealized gain (loss)	(0.191)		(0.298)	0.218	(0.142)	0.677	(0.933)

Total income (loss) from operations	$(0.056)		$(0.017)	$0.504	$0.160	$1.003	$(0.606)

Less Distributions
From net investment income	$(0.134)		$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Total distributions	$(0.134)		$(0.283)	$(0.284)	$(0.300)	$(0.323)	$(0.324)

Net asset value — End of period	$8.890		$9.080	$9.380	$9.160	$9.300	$8.620

Total Return(2)	(0.62	)%(3)	(0.12)%	5.56%	1.75%	11.84%	(6.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,327		$39,099	$45,606	$41,903	$37,193	$40,823
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.58	%(5)	1.57%	1.56%	1.57%	1.58%	1.58%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	1.80	%(5)	1.73%	1.66%	1.65%	1.67%	1.69%
Net investment income	3.00	%(5)	3.11%	3.06%	3.27%	3.65%	3.52%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.970		$10.300	$10.060	$10.210	$9.470	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.197		$0.407	$0.415	$0.434	$0.455	$0.463
Net realized and unrealized gain (loss)	(0.210)		(0.327)	0.240	(0.152)	0.737	(1.015)

Total income (loss) from operations	$(0.013)		$0.080	$0.655	$0.282	$1.192	$(0.552)

Less Distributions
From net investment income	$(0.197)		$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Total distributions	$(0.197)		$(0.410)	$(0.415)	$(0.432)	$(0.452)	$(0.458)

Net asset value — End of period	$9.760		$9.970	$10.300	$10.060	$10.210	$9.470

Total Return(2)	(0.14	)%(3)	0.87%	6.60%	2.70%	12.99%	(5.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,410		$154,177	$154,458	$109,937	$102,404	$99,553
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.58	%(5)	0.57%	0.56%	0.57%	0.58%	0.58%
Interest and fee expense(6)	0.22	%(5)	0.16%	0.10%	0.08%	0.09%	0.11%
Total expenses(4)	0.80	%(5)	0.73%	0.66%	0.65%	0.67%	0.69%
Net investment income	4.00	%(5)	4.09%	4.04%	4.27%	4.64%	4.52%
Portfolio Turnover	8	%(3)	33%	21%	17%	24%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.366	$0.385	$0.389	$0.446	$0.468
Net realized and unrealized gain (loss)	(0.232)		(0.242)	0.357	(0.064)	0.707	(1.032)

Total income (loss) from operations	$(0.056)		$0.124	$0.742	$0.325	$1.153	$(0.564)

Less Distributions
From net investment income	$(0.174)		$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Total distributions	$(0.174)		$(0.364)	$(0.382)	$(0.385)	$(0.453)	$(0.466)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.57	)%(3)	1.31%	7.68%	3.35%	12.89%	(5.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,481,818		$1,600,127	$1,857,375	$1,899,324	$2,126,465	$2,134,502
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.68	%(5)	0.68%	0.67%	0.67%	0.71%	0.66%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	0.87	%(5)	0.84%	0.79%	0.76%	0.80%	0.77%
Net investment income	3.59	%(5)	3.71%	3.83%	3.94%	4.71%	4.67%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.292	$0.311	$0.315	$0.379	$0.392
Net realized and unrealized gain (loss)	(0.231)		(0.242)	0.356	(0.064)	0.704	(1.031)

Total income (loss) from operations	$(0.093)		$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.94	)%(3)	0.55%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,823		$6,718	$16,644	$25,732	$42,655	$59,244
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	1.63	%(5)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.82	%(5)	2.96%	3.10%	3.20%	4.01%	3.90%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.170	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.292	$0.310	$0.315	$0.376	$0.392
Net realized and unrealized gain (loss)	(0.232)		(0.242)	0.357	(0.064)	0.707	(1.031)

Total income (loss) from operations	$(0.093)		$0.050	$0.667	$0.251	$1.083	$(0.639)

Less Distributions
From net investment income	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Total distributions	$(0.137)		$(0.290)	$(0.307)	$(0.311)	$(0.383)	$(0.391)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.170

Total Return(2)	(0.94	)%(3)	0.56%	6.88%	2.58%	12.06%	(6.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412,227		$462,269	$576,664	$585,346	$645,801	$681,072
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.43	%(5)	1.43%	1.42%	1.42%	1.46%	1.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	1.62	%(5)	1.59%	1.54%	1.51%	1.55%	1.52%
Net investment income	2.84	%(5)	2.96%	3.08%	3.19%	3.98%	3.92%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.930		$10.170	$9.810	$9.870	$9.180	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.390	$0.410	$0.413	$0.478	$0.492
Net realized and unrealized gain (loss)	(0.232)		(0.241)	0.357	(0.063)	0.690	(1.021)

Total income (loss) from operations	$(0.044)		$0.149	$0.767	$0.350	$1.168	$(0.529)

Less Distributions
From net investment income	$(0.186)		$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Total distributions	$(0.186)		$(0.389)	$(0.407)	$(0.410)	$(0.478)	$(0.491)

Net asset value — End of period	$9.700		$9.930	$10.170	$9.810	$9.870	$9.180

Total Return(2)	(0.44	)%(3)	1.56%	7.94%	3.50%	13.17%	(5.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$731,443		$777,063	$701,153	$674,696	$686,514	$981,936
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.43	%(5)	0.43%	0.42%	0.42%	0.46%	0.41%
Interest and fee expense(6)	0.19	%(5)	0.16%	0.12%	0.09%	0.09%	0.11%
Total expenses(4)	0.62	%(5)	0.59%	0.54%	0.51%	0.55%	0.52%
Net investment income	3.84	%(5)	3.95%	4.09%	4.19%	5.07%	4.93%
Portfolio Turnover	38	%(3)	70%	71%	57%	47%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of National Fund automatically convert to Class A shares eight years after their purchase as described in National Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C   Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D   Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E   Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$41,001,623	$264,259,619
Interest Rate or Range of Interest Rates (%)	1.60 - 1.63	1.60 - 1.66
Collateral for Floating Rate Notes Outstanding	$62,605,141	$372,415,740

For the six months ended March 31, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,970,000	$290,265,275
Average Interest Rate	1.76%	1.76%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2018	$10,549,691	$797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$10,549,691	$853,644,369

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

	AMT-Free Fund	National Fund

Deferred capital losses:
Short-term	$15,098,515	$152,211,165
Long-term	$14,650,623	$124,918,523

Included in the amounts above for National Fund are capital loss carryforwards of $7,766,545 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$290,514,250	$2,547,445,204

Gross unrealized appreciation	$22,760,651	$178,582,094
Gross unrealized depreciation	(3,733,227)	(36,582,116)

Net unrealized appreciation	$19,027,424	$141,999,978

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$715,574	$4,805,105
Effective Annual Rate	0.44%	0.35%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2018 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$5,785	$59,964
EVD’s Class A Sales Charges	$5,655	$46,677

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2018 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$186,739	$1,924,005

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$—	$19,616
Class C Distribution Fees	$138,719	$1,640,073

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2018 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$—	$6,539
Class C Service Fees	$46,240	$546,691

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

(depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$4,000	$100
Class B	$—	$2,000
Class C	$1,000	$2,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2018 were as follows:

	AMT-Free Fund	National Fund

Purchases	$30,270,604	$1,148,258,436
Sales	$54,258,931	$1,247,882,051

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	641,644	—	148,606	1,163,577
Issued to shareholders electing to receive payments of distributions in Fund shares	281,039	—	52,262	219,295
Redemptions	(1,680,379)	—	(533,557)	(3,385,812)

Net decrease	(757,696)	—	(332,689)	(2,002,940)

	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	2,163,432	327	257,467	6,592,820
Issued to shareholders electing to receive payments of distributions in Fund shares	692,435	556	114,812	428,335
Redemptions	(6,933,019)	(8,583)	(928,788)	(6,554,849)
Exchange from Class B shares	20,078	—	—	—
Exchange to Class A shares	—	(20,212)	—	—
Merger from Class B shares	22,496	—	—	—
Merger to Class A shares	—	(22,636)	—	—

Net increase (decrease)	(4,034,578)	(50,548)	(556,509)	466,306

(1)	At the close of business on September 20, 2017, Class B shares of AMT- Free Fund were merged into Class A shares.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	4,018,773	877	821,138	10,980,061
Issued to shareholders electing to receive payments of distributions in Fund shares	2,346,544	6,474	527,266	1,248,036
Redemptions	(15,095,961)	(66,379)	(5,440,850)	(15,141,146)
Exchange from Class B shares	223,900	—	—	—
Exchange to Class A shares	—	(223,896)	—	—

Net decrease	(8,506,744)	(282,924)	(4,092,446)	(2,913,049)

	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	12,835,603	10,004	2,428,369	38,187,835
Issued to shareholders electing to receive payments of distributions in Fund shares	5,288,742	29,457	1,217,398	2,344,480
Redemptions	(40,305,026)	(238,801)	(13,773,358)	(31,184,190)
Exchange from Class B shares	760,362	—	—	—
Exchange to Class A shares	—	(760,484)	—	—

Net increase (decrease)	(21,420,319)	(959,824)	(10,127,591)	9,348,125

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2018 is included in the Portfolio of Investments. At March 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2018 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:
Futures Contracts	$(476,948	)(1)	$(4,561,035	)(1)

Total	$(476,948)		$(4,561,035)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$1,951,170	(1)	$14,425,812	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(974,737	)(2)	$(8,319,933	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:
Futures Contracts — Short	$36,250,000	$226,658,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

At March 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$350,900,250	$—	$350,900,250
Taxable Municipal Securities	—	119,995	—	119,995

Total Investments	$—	$351,020,245	$—	$351,020,245

Liability Description

Futures Contracts	$(476,948)	$—	$—	$(476,948)

Total	$(476,948)	$—	$—	$(476,948)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,846,391,677	$—	$2,846,391,677
Taxable Municipal Securities	—	111,874,159	—	111,874,159

Total Investments	$—	$2,958,265,836	$—	$2,958,265,836

Liability Description

Futures Contracts	$(4,561,035)	$—	$—	$(4,561,035)

Total	$(4,561,035)	$—	$—	$(4,561,035)

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Municipal Income Funds

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.18

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2018

California Opportunities    •    Massachusetts    •     New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Opportunities Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	52

Important Notices	53

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	–0.58%	2.14%	3.06%	4.26%
Class A with 4.75% Maximum Sales Charge	—	—	–5.31	–2.69	2.05	3.76
Class C at NAV	08/31/2004	12/19/1985	–0.89	1.35	2.27	3.49
Class C with 1% Maximum Sales Charge	—	—	–1.88	0.35	2.27	3.49
Class I at NAV	03/03/2008	12/19/1985	–0.46	2.50	3.32	4.52
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.83%	1.58%	0.58%
Net				0.78	1.53	0.53

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.57%	1.81%	2.82%
Taxable-Equivalent Distribution Rate				5.01	3.53	5.49
SEC 30-day Yield				1.97	1.33	2.32
Taxable-Equivalent SEC 30-day Yield				3.85	2.60	4.52

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						3.89%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–0.50%	2.07%	2.23%	4.16%
Class A with 4.75% Maximum Sales Charge	—	—	–5.20	–2.79	1.25	3.66
Class C at NAV	05/02/2006	04/18/1991	–0.75	1.31	1.49	3.38
Class C with 1% Maximum Sales Charge	—	—	–1.73	0.32	1.49	3.38
Class I at NAV	06/17/1993	04/18/1991	–0.28	2.28	2.46	4.37
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.24	4.28	3.62	5.49

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.76%	1.52%	0.56%
Net				0.70	1.46	0.50

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.21%	2.46%	3.43%
Taxable-Equivalent Distribution Rate				5.71	4.38	6.11
SEC 30-day Yield				1.91	1.26	2.20
Taxable-Equivalent SEC 30-day Yield				3.40	2.25	3.92

% Total Leverage[5]
RIB Financing						2.38%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	–0.57%	2.54%	2.79%	4.45%
Class A with 4.75% Maximum Sales Charge	—	—	–5.25	–2.36	1.80	3.94
Class C at NAV	09/30/2003	08/30/1990	–1.04	1.67	2.03	3.67
Class C with 1% Maximum Sales Charge	—	—	–2.02	0.68	2.03	3.67
Class I at NAV	03/03/2008	08/30/1990	–0.47	2.75	3.00	4.66
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.24	4.28	3.62	5.49

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.77%	1.52%	0.57%
Net				0.70	1.45	0.50

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.83%	2.07%	3.04%
Taxable-Equivalent Distribution Rate				5.24	3.83	5.63
SEC 30-day Yield				2.22	1.58	2.53
Taxable-Equivalent SEC 30-day Yield				4.11	2.93	4.68

% Total Leverage[5]
RIB Financing						4.94%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–1.07%	2.01%	2.57%	4.10%
Class A with 4.75% Maximum Sales Charge	—	—	–5.77	–2.80	1.58	3.59
Class C at NAV	02/03/2006	04/18/1991	–1.33	1.25	1.80	3.32
Class C with 1% Maximum Sales Charge	—	—	–2.31	0.26	1.80	3.32
Class I at NAV	08/03/2010	04/18/1991	–0.86	2.21	2.77	4.26
Bloomberg Barclays Municipal Bond Index	—	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.24	4.28	3.62	5.49

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.83%	1.58%	0.63%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.13%	2.37%	3.34%
Taxable-Equivalent Distribution Rate				5.57	4.21	5.94
SEC 30-day Yield				2.52	1.90	2.85
Taxable-Equivalent SEC 30-day Yield				4.49	3.39	5.07

% Total Leverage[5]
RIB Financing						7.58%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17–22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total

Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.20	$4.13	0.83%
Class C	$1,000.00	$991.10	$7.84	1.58%
Class I	$1,000.00	$995.40	$2.89	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class C	$1,000.00	$1,017.10	$7.95	1.58%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

7

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$995.00	$3.78	0.76%
Class C	$1,000.00	$992.50	$7.55	1.52%
Class I	$1,000.00	$997.20	$2.79	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.30	$3.88	0.78%
Class C	$1,000.00	$989.60	$7.59	1.53%
Class I	$1,000.00	$995.30	$2.89	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

8

Eaton Vance

Municipal Income Funds

March 31, 2018

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/17)	Ending Account Value (3/31/18)	Expenses Paid During Period* (10/1/17 – 3/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$989.30	$4.27	0.86%
Class C	$1,000.00	$986.70	$7.97	1.61%
Class I	$1,000.00	$991.40	$3.28	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.33	0.86%
Class C	$1,000.00	$1,016.90	$8.10	1.61%
Class I	$1,000.00	$1,021.60	$3.33	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 104.0%
Security	Principal Amount (000’s omitted)	Value

Education — 3.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,089,140
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,031,442
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,157,430
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,013,902
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,062,403
California State University, 5.25%, 11/1/31	1,465	1,632,347
		$8,986,664

Electric Utilities — 7.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$936,063
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/39	1,750	1,971,235
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42	2,000	2,284,900
Los Angeles Department of Water and Power, Power System Revenue, (SPA: Bank of America, N.A.), 1.46%, 7/1/35(1)	2,400	2,400,000
Los Angeles Department of Water and Power, Power System Revenue, (SPA: TD Bank, N.A.), 1.47%, 7/1/34(1)	5,000	5,000,000
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,191,640
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,604,399
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,306,383
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,065	1,108,356
		$18,802,976

Escrowed / Prerefunded — 3.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$1,955,114
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	2,500	2,617,525
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/20, 5.875%, 8/15/31	3,000	3,289,260
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	455	471,562
		$8,333,461

General Obligations — 32.2%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$2,090	$2,420,450
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/36	400	462,968

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	$2,170	$2,600,767
California, 1.822%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(2)	2,850	2,872,116
California, 2.58%, (SIFMA + 1.00%), 5/1/19(2)	3,000	3,012,840
California, 5.00%, 8/1/26	4,220	5,054,167
California, 5.00%, 8/1/38	2,925	3,371,764
California, 5.00%, 10/1/39	1,830	2,099,650
California, 5.50%, 11/1/35	2,500	2,733,925
California, 6.00%, 4/1/38	1,000	1,042,830
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32	500	598,810
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	894,105
Glendale Community College District, (Election of 2016), 5.00%, 8/1/34	1,530	1,814,243
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,179,460
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,172,290
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	51,050
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,450	1,537,841
Los Alamitos Unified School District, 5.00%, 8/1/27	550	645,546
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,271,897
Los Angeles Unified School District, (Election of 2005), 5.25%, 7/1/42	5,000	5,986,300
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	681,424
Marin Healthcare District, (Election of 2013), 4.00%, 8/1/47	5,000	5,221,600
Morgan Hill Unified School District, (Election of 2012), 5.00%, 8/1/41	1,250	1,465,363
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	860,033
Ohlone Community College District, (Election of 2010), 4.00%, 8/1/41	2,000	2,074,560
Palo Alto, (Election of 2008), 5.00%, 8/1/40(3)	5,200	5,560,308
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,122,580
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,061,290
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/30	655	783,242
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31	500	601,105
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	589,730

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/41	$2,500	$2,919,600
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(3)	5,400	5,643,054
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	440	528,568
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31	600	716,922
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	833,861
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	590,180
Santa Monica-Malibu Unified School District, (Election of 2012), 5.00%, 7/1/32	500	598,480
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,173,593
Southwestern Community College District, (Election of 2016), 4.00%, 8/1/32	500	540,405
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,183,570
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,171,280
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,156,740
Vista Unified School District, 5.00%, 8/1/27	1,280	1,500,493
Vista Unified School District, 5.00%, 8/1/28	900	1,048,464
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,176,660
		$83,626,124

Hospital — 11.5%
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$735	$820,069
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,167,631
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,690,260
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,573,095
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/27(4)	500	605,270
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/28(4)	800	957,856
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	3,225	3,637,768
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 8/15/43	550	617,562
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	111,122

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	$800	$896,368
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	223,332
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	904,240
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	568,240
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	183,417
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	116,786
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,367
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	473,000
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	5,000	5,717,300
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	536,315
California Statewide Communities Development Authority, (Kaiser Permanente), 1.58%, 4/1/32(5)	7,500	7,500,000
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,313,929
		$29,779,927

Housing — 0.4%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/23	$475	$531,240
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/25	525	598,385
		$1,129,625

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	$180	$179,991
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	139,993
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	125	124,849
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	298,674
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	129,425
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,516,110
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	1,939,220
		$4,328,262

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,389,766
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	739,902
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	697,291
		$2,826,959

Insured – Transportation — 0.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,526,508
		$1,526,508

Other Revenue — 3.1%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,398,522
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	1,964,164
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	2,580	2,905,235
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,655	1,875,396
		$8,143,317

Senior Living / Life Care — 2.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$681,857
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	290,950
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/47	2,450	2,791,285
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	576,820
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	889,621
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(6)	1,000	1,078,240
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	807,163
		$7,115,936

Special Tax Revenue — 8.3%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,730,372
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	636,892

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	$465	$508,924
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	490,878
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	592,546
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	390,546
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	572,265
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(7)	1,400	822,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(7)	550	323,125
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/33	4,000	4,640,760
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/35	550	646,030
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	1,995,463
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	570,388
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	852,213
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,239,913
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,856,994
Torrance Redevelopment Agency, 5.625%, 9/1/28	710	710,745
		$21,580,554

Transportation — 16.7%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$1,970	$2,186,385
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)	3,080	3,281,740
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/32(4)	2,500	2,932,525
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33(4)	6,000	7,015,260
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/35	1,000	1,152,620
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	1,385	1,592,501
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	310	344,419
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,762,127
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/47	2,800	3,196,648

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	$3,600	$3,920,760
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,587,000
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/23	1,000	1,119,260
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/24	1,000	1,131,870
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,142,740
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/35	2,350	2,663,960
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/47	2,985	3,337,260
		$43,367,075

Water and Sewer — 11.7%
Dublin San Ramon Services District, Water Revenue, 5.00%, 8/1/32	$1,000	$1,189,410
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,861,477
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/38	2,000	2,293,860
Metropolitan Water District of Southern California, (SPA: Citibank, N.A.), 1.49%, 7/1/35(1)	4,000	4,000,000
Metropolitan Water District of Southern California, 5.00%, 7/1/36	300	347,916
Orange County Water District, 5.00%, 8/15/28	500	603,700
Orange County Water District, 5.00%, 8/15/34	1,000	1,180,250
Riverside, Water System Revenue, 2.21%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(2)	1,935	1,935,000
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/32	150	172,533
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/33	150	172,034
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/36	495	563,117
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/37	425	482,082
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	563,880
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/43	1,190	1,331,205
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,768,755
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/34	1,750	2,055,498
San Francisco City and County Public Utilities Commission, Green Bonds, 5.00%, 11/1/38	5,180	5,880,181
Silicon Valley Clean Water, Wastewater Revenue, 4.00%, 8/1/44	2,855	2,999,434
		$30,400,332

Total Tax-Exempt Municipal Securities — 104.0% (identified cost $264,008,779)		$269,947,720

Taxable Municipal Securities — 3.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,750	$4,006,050
		$4,006,050

Insured – Special Tax Revenue — 1.2%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$233,541
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	770	741,133
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	881,302
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	962,926
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	130	126,610
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	150	146,596
		$3,092,108

Special Tax Revenue — 0.6%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$300,039
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	252,273
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	253,188
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	254,022
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	255,090
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	255,740
		$1,570,352

Total Taxable Municipal Securities — 3.3% (identified cost $8,559,264)		$8,668,510

Total Investments — 107.3% (identified cost $272,568,043)		$278,616,230

Other Assets, Less Liabilities — (7.3)%		$(19,003,560)

Net Assets — 100.0%		$259,612,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	When-issued security.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $1,078,240 or 0.4% of the Fund’s net assets.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.6%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,160,640
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,465	3,163,458
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	4,006,195
		$11,330,293

Education — 21.6%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$2,000	$2,280,440
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,280,280
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	2,000	2,277,080
Massachusetts Development Finance Agency, (College of the Holy Cross), (LOC: JPMorgan Chase Bank, N.A.), 1.58%, 9/1/37(1)	1,550	1,550,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,716,098
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,829,088
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,031,084
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,176,747
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,170,935
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,938,912
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,741,210
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	2,925	3,647,533
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,618,250
		$32,257,657

Escrowed / Prerefunded — 5.0%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,140	$1,298,676
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,157,229
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,647,001

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	$1,195	$1,237,841
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,636,643
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	480	497,242
		$7,474,632

General Obligations — 18.8%
Brookline, 5.00%, 3/15/25	$1,740	$2,056,071
Cambridge, 5.00%, 2/15/27	2,000	2,429,060
Cambridge, 5.00%, 2/15/28	2,000	2,460,300
Danvers, 5.25%, 7/1/36	2,800	3,083,472
Lexington, 4.00%, 2/1/23	970	1,056,505
Massachusetts, 5.00%, 3/1/31	4,000	4,550,960
Massachusetts, (SPA: Barclays Bank PLC), 1.61%, 3/1/26(1)	1,190	1,190,000
Plymouth, 5.00%, 5/1/26	710	774,376
Plymouth, 5.00%, 5/1/28	1,160	1,264,446
Plymouth, 5.00%, 5/1/31	1,090	1,185,418
Plymouth, 5.00%, 5/1/32	1,000	1,086,910
Swampscott, 5.00%, 1/15/25	310	361,857
Swampscott, 5.00%, 1/15/26	355	420,160
Wayland, 5.00%, 2/1/33	1,790	1,930,211
Wayland, 5.00%, 2/1/36	2,680	2,889,147
Wellesley, 4.00%, 6/1/24	465	513,816
Winchester, 5.00%, 4/15/36	775	839,759
		$28,092,468

Hospital — 12.9%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,197,625
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,115,356
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,115,062
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,224,800
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,827,872
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,067,652
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	760	862,722

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$55	$59,751
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	2,120	2,223,880
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,734,916
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	777,683
		$19,207,319

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,201,650
		$2,201,650

Insured – Education — 4.6%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$6,925,409
		$6,925,409

Insured – Escrowed / Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,468,307
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	65	67,699
		$1,536,006

Insured – Special Tax Revenue — 5.5%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,036,883
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,195,633
		$8,232,516

Insured – Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$715	$720,313
		$720,313

Insured – Transportation — 6.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,795,496
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,359,760
		$10,155,256

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.6%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 5.00%, 1/1/23	$775	$865,931
		$865,931

Senior Living / Life Care — 2.4%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$552,389
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	615,240
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,465,148
		$3,632,777

Special Tax Revenue — 4.4%
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/40	$4,250	$4,950,400
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,564,768
		$6,515,168

Transportation — 5.8%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,310,300
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,011,863
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,420,866
		$8,743,029

Total Tax-Exempt Investments — 99.0% (identified cost $138,310,415)		$147,890,424

Other Assets, Less Liabilities — 1.0%		$1,508,216

Net Assets — 100.0%		$149,398,640

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 18.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 11.1% of total investments.

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $5,282,038 or 3.5% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Jun-18	$(7,331,250)	$(152,035)

					$(152,035)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,262,708
New York State Environmental Facilities Corp., Green Bonds, 4.00%, 8/15/34	1,500	1,610,220
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/38	1,000	1,170,240
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,451,744
		$17,494,912

Cogeneration — 1.3%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,850	$2,849,801
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	2,580	2,581,006
		$5,430,807

Education — 12.5%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$276,477
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	525	586,808
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	551,262
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	695,299
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	170,471
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	209,527
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	203,029
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	224,818
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,450	1,599,205
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	265,292
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	292,391
Monroe County Industrial Development Corp., (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,945	3,053,229
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	1,650	1,710,637
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	5,855,816

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	$1,650	$1,714,399
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,354,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,399,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,596,675
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	396,508
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	500	575,395
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	650	742,768
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	274,648
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,032,460
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,956,940
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,028,307
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,653,124
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,009,832
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/32	300	351,741
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	70	81,429
		$51,862,287

Electric Utilities — 2.1%
New York Power Authority, 5.00%, 11/15/31	$1,000	$1,104,150
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,277,169
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,655,904
Utility Debt Securitization Authority, 5.00%, 12/15/38	615	721,223
Utility Debt Securitization Authority, 5.00%, 12/15/39	1,740	2,038,914
		$8,797,360

Escrowed / Prerefunded — 2.9%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,360,712
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,044,848
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	85	88,047
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	4,810	4,985,998

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	$1,000	$1,009,270
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,447,442
		$11,936,317

General Obligations — 9.8%
Bronxville Union Free School District, 5.00%, 9/1/26	$515	$624,288
Bronxville Union Free School District, 5.00%, 9/1/27	530	650,464
Islip, 4.00%, 10/15/24	1,000	1,117,370
Nassau County, 5.00%, 10/1/30	2,000	2,335,560
Nassau County, 5.00%, 10/1/37	990	1,128,818
New York City, 4.00%, 8/1/32	1,840	1,956,490
New York City, 4.00%, 8/1/34	5,670	6,020,179
New York City, 4.00%, 10/1/40	1,900	1,976,171
New York City, 5.00%, 8/1/28	4,400	5,136,648
New York City, 5.00%, 8/1/32	905	1,028,677
New York City, 5.00%, 8/1/37	550	628,760
New York City, 5.25%, 3/1/35	4,000	4,793,120
New York City, 5.30%, 4/1/27	10	10,359
New York City, 5.375%, 4/1/36	190	196,779
New York City, 6.25%, 10/15/28	170	174,310
Rochester, 4.00%, 2/15/28	510	566,238
Southampton Union Free School District, 4.00%, 6/1/24	1,480	1,648,024
Southampton Union Free School District, 4.00%, 6/1/25	1,540	1,731,391
Southampton Union Free School District, 4.00%, 6/1/26	1,605	1,819,701
Westchester County, 4.00%, 7/1/29	3,445	3,887,269
Westchester County, 4.00%, 7/1/33	1,545	1,705,634
Westchester County, 4.00%, 7/1/34	1,440	1,584,763
		$40,721,013

Hospital — 5.1%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,413,787
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	404,484
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,650,059
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,140	1,255,676
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,667,725
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,695,090
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,958,396

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	$4,500	$4,969,215
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,375,186
		$21,389,618

Housing — 2.3%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$634,772
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	300	345,306
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	900,505
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	724,999
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	511,704
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,240,131
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,061,120
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,033,240
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	272,802
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	200	231,478
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	200	230,958
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,403,112
		$9,590,127

Industrial Development Revenue — 3.0%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,990,220
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	4,020	4,012,764
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	2,580	2,581,342
		$12,584,326

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,247,030
		$8,247,030

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 3.8%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$1,967,925
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,833,812
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,980	11,024,082
		$15,825,819

Insured – General Obligations — 1.5%
Monroe County, (AGM), 5.00%, 6/1/23	$945	$1,067,000
Oyster Bay, (AGM), 4.00%, 8/1/28	3,295	3,471,513
Suffolk County, (AGM), 5.00%, 10/15/26	1,600	1,874,800
		$6,413,313

Insured – Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,096,337
		$1,096,337

Insured – Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	$920	$945,567
		$945,567

Lease Revenue / Certificates of Participation — 2.3%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	$1,225	$1,412,400
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	3,000	3,433,830
New York State Urban Development Corp., 5.70%, 4/1/20	4,745	4,930,577
		$9,776,807

Other Revenue — 7.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$6,000	$3,667,620
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,730,070
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	4,355	4,586,207
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/37	1,000	1,049,890
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/39	200	208,918
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	1,125	1,283,614

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	$1,025	$1,198,266
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,500	3,948,840
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,027,480
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	1,984,715
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	445	481,481
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	455	493,980
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	642,687
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	780,990
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	821,542
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,530,800
		$29,437,100

Senior Living / Life Care — 2.7%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$752,947
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	749,248
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,888,125
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	743,782
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	314,122
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,588,181
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	108,285
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,078,150
		$11,222,840

Special Tax Revenue — 21.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/33	$2,500	$2,940,050
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/35	5,250	6,095,565
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	2,500	3,017,850

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	$4,455	$4,647,278
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	1,500	1,553,715
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,659,907
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,488,039
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	1,500	1,694,730
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,348,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	1,750	1,957,690
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,565	1,116,048
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	2,954,650
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	238,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	3,505	4,039,583
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,980	5,470,281
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,691,675
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	785,480
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,788,660
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,695,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	5,000	5,695,950
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	4,600	5,194,090
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	4,600	5,279,512
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,312,740
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,804,700
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,788,250
		$91,259,143

Transportation — 12.5%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$875	$996,415
Metropolitan Transportation Authority, 5.00%, 11/15/27	1,990	2,195,786
Metropolitan Transportation Authority, 5.00%, 11/15/35	4,035	4,587,835

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	$595	$360,374
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	5,000	2,899,450
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/32	2,750	2,926,522
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/35	2,520	2,637,432
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/26	2,000	2,354,840
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,034,860
New York Thruway Authority, 5.00%, 1/1/33	1,500	1,753,170
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,084,320
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,373,141
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,358,806
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,004,900
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/31	2,145	2,527,990
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/34	3,505	4,093,910
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/36	2,175	2,527,176
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	1,920	2,225,914
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	1,160	1,342,816
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/42	1,600	1,843,888
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	5,759,039
		$51,888,584

Water and Sewer — 3.8%
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	$3,600	$3,783,816
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	4,835	5,602,991
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,037,340
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,655	2,676,267
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: TD Bank, N.A.), 1.70%, 6/15/49(3)	2,500	2,500,000
		$15,600,414

Total Tax-Exempt Investments — 101.3% (identified cost $409,501,600)		$421,519,721

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.3%
Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(2)(4)(5)	400	$1,146,071

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,146,071

Total Investments — 101.6% (identified cost $410,781,600)		$422,665,792

Other Assets, Less Liabilities — (1.6)%		$(6,763,576)

Net Assets — 100.0%		$415,902,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $12,709,392 or 3.1% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2018.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Jun-18	$(18,768,000)	$(389,208)

					$(389,208)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

22	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.4%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,580,025
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,322,120
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.58%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,699,966
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,075,880
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,105	3,469,030
		$10,147,021

Education — 8.8%
Kent State University, 5.00%, 5/1/30	$1,185	$1,374,138
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	412,675
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	349,434
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,126,320
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	300	318,552
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,579,266
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,220,480
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,005,932
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	616,253
Ohio State University, 5.00%, 12/1/29	1,060	1,298,892
Ohio University, 5.00%, 12/1/35	500	575,240
University of Cincinnati, 5.00%, 6/1/34	585	674,148
University of Cincinnati, 5.00%, 6/1/45	2,000	2,282,120
		$13,833,450

Electric Utilities — 2.4%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,115,430
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,062,223
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	669,381
		$3,847,034

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.7%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$1,000	$1,126,960
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,330	1,504,310
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,616,424
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	56,110
		$4,303,804

General Obligations — 3.0%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,025,450
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,391,530
Northwest Local School District, 5.00%, 12/1/40	500	559,700
Ohio, 5.00%, 5/1/33	1,500	1,758,945
		$4,735,625

Hospital — 16.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,642,300
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,275,894
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,216,692
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	854,708
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,682,200
Butler County, (UC Health), 4.00%, 11/15/37	920	936,910
Butler County, (UC Health), 5.00%, 11/15/28	590	683,645
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	866,475
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	999,504
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,345,380
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	1,470	1,651,927
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	786,168
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	670,527
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	487,232
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,278,333
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	924,392
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,663,020

23	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	$450	$498,267
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	230,833
		$26,694,407

Industrial Development Revenue — 2.6%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,926
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,708,024
		$4,094,950

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$180,910
		$180,910

Insured – Electric Utilities — 7.7%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,720,440
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,841,881
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,347,890
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,881,725
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,435,723
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	964,237
		$12,191,896

Insured – Escrowed / Prerefunded — 6.5%
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29	$5,160	$5,177,183
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29(2)	5,140	5,157,116
		$10,334,299

Insured – General Obligations — 24.2%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,317,025
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,453,167
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,107,954
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,376,464
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,072,100

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Westerville City School District, (XLCA), 5.00%, 12/1/27	$6,705	$8,010,799
		$38,337,509

Insured – Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,271,275
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,664,010
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,725,250
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,354,650
		$14,015,185

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,535	$2,540,197
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,571,374
		$4,111,571

Senior Living / Life Care — 1.1%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$637,327
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,038,144
		$1,675,471

Special Tax Revenue — 5.9%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,097,620
Cuyahoga County, (Quicken Loans Arena), Sales Tax Revenue, 4.00%, 1/1/27	250	272,605
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,143,910
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,313,140
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,149,180
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	507,406
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	644,641
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,060,414
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,161,450
		$9,350,366

Water and Sewer — 5.0%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,061,859

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	$1,500	$1,743,975
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,339,407
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,413,406
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,275,620
		$7,834,267

Total Tax-Exempt Investments — 104.8% (identified cost $155,806,630)		$165,687,765

Other Assets, Less Liabilities — (4.8)%		$(7,550,330)

Net Assets — 100.0%		$158,137,435

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 25.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $1,708,024 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	55	Short	Jun-18	$(8,064,375)	$(167,238)

					$(167,238)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited)

	March 31, 2018
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$272,568,043	$138,310,415	$410,781,600	$155,806,630
Unrealized appreciation	6,048,187	9,580,009	11,884,192	9,881,135
Investments, at value	$278,616,230	$147,890,424	$422,665,792	$165,687,765
Cash	$878,438	$3,758,220	$4,121,594	$3,550,340
Deposits for derivatives collateral — financial futures contracts	—	125,000	320,000	137,500
Interest receivable	2,717,801	1,663,112	4,999,987	2,128,499
Receivable for investments sold	1,357,563	—	8,812,050	—
Receivable for Fund shares sold	569,478	50,273	198,046	158,363
Total assets	$284,139,510	$153,487,029	$441,117,469	$171,662,467

Liabilities
Payable for floating rate notes issued	$10,535,014	$3,663,132	$21,620,513	$13,008,026
Payable for investments purchased	467,420	—	2,243,075	—
Payable for when-issued securities	11,421,164	—	—	—
Payable for variation margin on open financial futures contracts	—	37,502	96,003	41,251
Payable for Fund shares redeemed	1,751,825	170,679	625,906	207,531
Distributions payable	85,443	71,192	160,962	67,695
Payable to affiliates:
Investment adviser fee	88,573	45,008	137,062	48,363
Distribution and service fees	48,749	29,168	89,017	34,436
Interest expense and fees payable	37,189	5,275	118,889	52,806
Accrued expenses	91,463	66,433	123,826	64,924
Total liabilities	$24,526,840	$4,088,389	$25,215,253	$13,525,032
Net Assets	$259,612,670	$149,398,640	$415,902,216	$158,137,435

Sources of Net Assets
Paid-in capital	$270,448,603	$163,979,411	$428,840,064	$170,718,064
Accumulated undistributed (distributions in excess of) net investment income	387,354	489,903	481,497	(51,347)
Accumulated net realized loss	(17,271,474)	(24,498,648)	(24,914,329)	(22,243,179)
Net unrealized appreciation	6,048,187	9,427,974	11,494,984	9,713,897
Net Assets	$259,612,670	$149,398,640	$415,902,216	$158,137,435

Class A Shares
Net Assets	$118,872,996	$93,415,581	$232,460,090	$103,437,317
Shares Outstanding	11,628,335	10,733,335	23,466,216	11,775,451
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.22	$8.70	$9.91	$8.78
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.73	$9.13	$10.40	$9.22

Class C Shares
Net Assets	$26,799,119	$16,455,233	$60,963,341	$20,964,523
Shares Outstanding	2,834,957	1,889,777	6,151,327	2,388,196
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.45	$8.71	$9.91	$8.78

Class I Shares
Net Assets	$113,940,555	$39,527,826	$122,478,785	$33,735,595
Shares Outstanding	11,138,406	4,542,455	12,365,420	3,838,026
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.23	$8.70	$9.90	$8.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2018
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$4,495,466	$2,995,959	$7,875,063	$3,339,706
Total investment income	$4,495,466	$2,995,959	$7,875,063	$3,339,706

Expenses
Investment adviser fee	$532,881	$287,585	$838,541	$296,575
Distribution and service fees
Class A	152,771	96,308	239,997	107,273
Class C	142,228	84,079	306,210	102,669
Trustees’ fees and expenses	5,935	3,545	9,455	3,650
Custodian fee	37,330	24,871	56,181	25,014
Transfer and dividend disbursing agent fees	42,163	32,767	81,559	35,578
Legal and accounting services	34,361	30,948	41,517	27,654
Printing and postage	9,659	9,767	15,317	8,420
Registration fees	765	5,904	4,773	4,186
Interest expense and fees	91,021	32,228	188,628	117,751
Miscellaneous	23,284	13,121	22,878	12,334
Total expenses	$1,072,398	$621,123	$1,805,056	$741,104

Net investment income	$3,423,068	$2,374,836	$6,070,007	$2,598,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(347,582)	$1,966,331	$5,458,148	$498,636
Financial futures contracts	—	480,860	1,231,003	528,946
Net realized gain (loss)	$(347,582)	$2,447,191	$6,689,151	$1,027,582
Change in unrealized appreciation (depreciation) —
Investments	$(4,500,886)	$(5,184,277)	$(14,794,267)	$(4,953,866)
Financial futures contracts	—	(277,332)	(709,967)	(305,064)
Net change in unrealized appreciation (depreciation)	$(4,500,886)	$(5,461,609)	$(15,504,234)	$(5,258,930)

Net realized and unrealized loss	$(4,848,468)	$(3,014,418)	$(8,815,083)	$(4,231,348)

Net decrease in net assets from operations	$(1,425,400)	$(639,582)	$(2,745,076)	$(1,632,746)

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$3,423,068	$2,374,836	$6,070,007	$2,598,602
Net realized gain (loss)	(347,582)	2,447,191	6,689,151	1,027,582
Net change in unrealized appreciation (depreciation)	(4,500,886)	(5,461,609)	(15,504,234)	(5,258,930)
Net decrease in net assets from operations	$(1,425,400)	$(639,582)	$(2,745,076)	$(1,632,746)
Distributions to shareholders —
From net investment income
Class A	$(1,539,053)	$(1,596,533)	$(3,425,168)	$(1,738,408)
Class C	(251,040)	(228,056)	(678,223)	(269,075)
Class I	(1,614,630)	(748,097)	(1,952,163)	(560,334)
Total distributions to shareholders	$(3,404,723)	$(2,572,686)	$(6,055,554)	$(2,567,817)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,413,114	$1,548,988	$8,699,150	$4,192,935
Class C	1,435,110	461,188	2,554,101	1,805,467
Class I	20,597,526	5,163,319	20,962,633	5,937,248
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,279,550	1,330,077	2,932,794	1,470,260
Class C	218,811	185,572	545,691	228,117
Class I	1,385,286	587,920	1,544,282	435,028
Cost of shares redeemed
Class A	(11,444,923)	(7,412,443)	(21,460,157)	(13,745,515)
Class C	(4,363,844)	(3,043,038)	(7,563,406)	(2,716,061)
Class I	(24,655,486)	(10,915,166)	(23,923,229)	(3,847,623)
Net decrease in net assets from Fund share transactions	$(9,134,856)	$(12,093,583)	$(15,708,141)	$(6,240,144)

Net decrease in net assets	$(13,964,979)	$(15,305,851)	$(24,508,771)	$(10,440,707)

Net Assets
At beginning of period	$273,577,649	$164,704,491	$440,410,987	$168,578,142
At end of period	$259,612,670	$149,398,640	$415,902,216	$158,137,435

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$387,354	$489,903	$481,497	$(51,347)

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,915,526	$5,383,136	$12,981,494	$5,829,363
Net realized gain (loss)	(4,611,452)	673,583	7,523,875	1,125,266
Net change in unrealized appreciation (depreciation)	(4,806,038)	(6,838,532)	(20,556,784)	(6,929,232)
Net increase (decrease) in net assets from operations	$(2,501,964)	$(781,813)	$(51,415)	$25,397
Distributions to shareholders —
From net investment income
Class A	$(3,297,967)	$(3,358,988)	$(7,918,075)	$(4,196,284)
Class B	—	—	(3,299)	—
Class C	(553,952)	(516,153)	(1,691,615)	(623,724)
Class I	(3,025,069)	(1,478,479)	(3,578,576)	(947,992)
Total distributions to shareholders	$(6,876,988)	$(5,353,620)	$(13,191,565)	$(5,768,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,941,125	$5,793,864	$19,482,318	$7,552,899
Class C	5,671,177	1,568,652	7,793,000	2,315,945
Class I	80,833,225	19,172,312	57,878,971	18,155,119
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,796,101	2,822,818	6,815,052	3,510,338
Class C	463,871	412,558	1,313,186	518,768
Class I	2,551,780	1,127,255	2,707,572	699,270
Cost of shares redeemed
Class A	(36,693,851)	(21,641,833)	(63,628,165)	(28,612,421)
Class B	—	—	(18,716)	—
Class C	(9,971,647)	(6,108,126)	(20,481,180)	(4,666,011)
Class I	(70,485,012)	(18,350,759)	(36,178,830)	(7,204,192)
Net asset value of shares exchanged
Class A	—	—	8,915	—
Class B	—	—	(8,915)	—
Net asset value of shares merged*
Class A	—	—	1,830,276	—
Class B	—	—	(1,830,276)	—
Net decrease in net assets from Fund share transactions	$(9,893,231)	$(15,203,259)	$(24,316,792)	$(7,730,285)

Net decrease in net assets	$(19,272,183)	$(21,338,692)	$(37,559,772)	$(13,472,888)

Net Assets
At beginning of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030
At end of year	$273,577,649	$164,704,491	$440,410,987	$168,578,142

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$369,009	$687,753	$467,044	$(82,132)

*	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.410		$10.740	$10.250	$10.230	$9.580	$10.410

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.262	$0.302	$0.377	$0.394	$0.377
Net realized and unrealized gain (loss)	(0.190)		(0.332)	0.491	0.018	0.647	(0.833)

Total income (loss) from operations	$(0.060)		$(0.070)	$0.793	$0.395	$1.041	$(0.456)

Less Distributions
From net investment income	$(0.130)		$(0.260)	$(0.303)	$(0.375)	$(0.391)	$(0.374)

Total distributions	$(0.130)		$(0.260)	$(0.303)	$(0.375)	$(0.391)	$(0.374)

Net asset value — End of period	$10.220		$10.410	$10.740	$10.250	$10.230	$9.580

Total Return(2)	(0.58	)%(3)	(0.60)%	7.83%	3.92%	11.07%	(4.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,873		$124,821	$148,675	$122,727	$120,695	$133,046
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.76	%(5)	0.77%	0.78%	0.84%	0.85%	0.84%
Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(4)	0.83	%(5)	0.82%	0.82%	0.88%	0.89%	0.88%
Net investment income	2.53	%(5)	2.53%	2.86%	3.68%	3.99%	3.71%
Portfolio Turnover	84	%(3)	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.620		$9.930	$9.480	$9.460	$8.860	$9.630

Income (Loss) From Operations
Net investment income(1)	$0.085		$0.170	$0.198	$0.277	$0.296	$0.278
Net realized and unrealized gain (loss)	(0.171)		(0.311)	0.459	0.019	0.597	(0.773)

Total income (loss) from operations	$(0.086)		$(0.141)	$0.657	$0.296	$0.893	$(0.495)

Less Distributions
From net investment income	$(0.084)		$(0.169)	$(0.207)	$(0.276)	$(0.293)	$(0.275)

Total distributions	$(0.084)		$(0.169)	$(0.207)	$(0.276)	$(0.293)	$(0.275)

Net asset value — End of period	$9.450		$9.620	$9.930	$9.480	$9.460	$8.860

Total Return(2)	(0.89	)%(3)	(1.40)%	6.98%	3.17%	10.23%	(5.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,799		$30,020	$35,006	$15,343	$10,297	$10,237
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.51	%(5)	1.52%	1.53%	1.59%	1.60%	1.59%
Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(4)	1.58	%(5)	1.57%	1.57%	1.63%	1.64%	1.63%
Net investment income	1.78	%(5)	1.78%	2.02%	2.92%	3.24%	2.95%
Portfolio Turnover	84	%(3)	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.420		$10.750	$10.260	$10.240	$9.590	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.287	$0.312	$0.403	$0.419	$0.402
Net realized and unrealized gain (loss)	(0.191)		(0.331)	0.507	0.018	0.647	(0.833)

Total income (loss) from operations	$(0.048)		$(0.044)	$0.819	$0.421	$1.066	$(0.431)

Less Distributions
From net investment income	$(0.142)		$(0.286)	$(0.329)	$(0.401)	$(0.416)	$(0.399)

Total distributions	$(0.142)		$(0.286)	$(0.329)	$(0.401)	$(0.416)	$(0.399)

Net asset value — End of period	$10.230		$10.420	$10.750	$10.260	$10.240	$9.590

Total Return(2)	(0.46	)%(3)	(0.35)%	8.09%	4.18%	11.33%	(4.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,941		$118,737	$109,169	$21,945	$23,320	$26,025
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.52%	0.52%	0.59%	0.60%	0.59%
Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.04%	0.04%
Total expenses(4)	0.58	%(5)	0.57%	0.56%	0.63%	0.64%	0.63%
Net investment income	2.78	%(5)	2.77%	2.93%	3.92%	4.25%	3.97%
Portfolio Turnover	84	%(3)	146%	219%	66%	12%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.890		$9.180	$9.030	$9.120	$8.560	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.285	$0.304	$0.322	$0.347	$0.342
Net realized and unrealized gain (loss)	(0.179)		(0.292)	0.160	(0.088)	0.566	(0.822)

Total income (loss) from operations	$(0.044)		$(0.007)	$0.464	$0.234	$0.913	$(0.480)

Less Distributions
From net investment income	$(0.146)		$(0.283)	$(0.314)	$(0.324)	$(0.353)	$(0.340)

Total distributions	$(0.146)		$(0.283)	$(0.314)	$(0.324)	$(0.353)	$(0.340)

Net asset value — End of period	$8.700		$8.890	$9.180	$9.030	$9.120	$8.560

Total Return(2)	(0.50	)%(3)	(0.02)%	5.20%	2.60%	10.86%	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,416		$99,934	$116,883	$109,990	$115,002	$119,390
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.70%	0.72%	0.72%	0.73%	0.74%
Interest and fee expense(6)	0.04	%(5)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(4)	0.76	%(5)	0.76%	0.78%	0.77%	0.78%	0.81%
Net investment income	3.06	%(5)	3.21%	3.31%	3.54%	3.93%	3.74%
Portfolio Turnover	27	%(3)	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.890		$9.190	$9.040	$9.120	$8.560	$9.390

Income (Loss) From Operations
Net investment income(1)	$0.102		$0.219	$0.234	$0.252	$0.281	$0.274
Net realized and unrealized gain (loss)	(0.169)		(0.302)	0.162	(0.076)	0.566	(0.833)

Total income (loss) from operations	$(0.067)		$(0.083)	$0.396	$0.176	$0.847	$(0.559)

Less Distributions
From net investment income	$(0.113)		$(0.217)	$(0.246)	$(0.256)	$(0.287)	$(0.271)

Total distributions	$(0.113)		$(0.217)	$(0.246)	$(0.256)	$(0.287)	$(0.271)

Net asset value — End of period	$8.710		$8.890	$9.190	$9.040	$9.120	$8.560

Total Return(2)	(0.75	)%(3)	(0.87)%	4.41%	1.95%	10.04%	(6.08)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,455		$19,219	$24,165	$21,074	$18,787	$19,148
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.46%	1.47%	1.47%	1.48%	1.49%
Interest and fee expense(6)	0.04	%(5)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(4)	1.52	%(5)	1.52%	1.53%	1.52%	1.53%	1.56%
Net investment income	2.33	%(5)	2.47%	2.55%	2.78%	3.18%	2.99%
Portfolio Turnover	27	%(3)	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.880		$9.180	$9.030	$9.120	$8.560	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.302	$0.320	$0.338	$0.361	$0.360
Net realized and unrealized gain (loss)	(0.169)		(0.301)	0.162	(0.086)	0.570	(0.822)

Total income (loss) from operations	$(0.025)		$0.001	$0.482	$0.252	$0.931	$(0.462)

Less Distributions
From net investment income	$(0.155)		$(0.301)	$(0.332)	$(0.342)	$(0.371)	$(0.358)

Total distributions	$(0.155)		$(0.301)	$(0.332)	$(0.342)	$(0.371)	$(0.358)

Net asset value — End of period	$8.700		$8.880	$9.180	$9.030	$9.120	$8.560

Total Return(2)	(0.28	)%(3)	0.07%	5.40%	2.80%	11.09%	(5.08)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,528		$45,551	$44,995	$32,876	$26,026	$16,229
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.50%	0.52%	0.52%	0.53%	0.54%
Interest and fee expense(6)	0.04	%(5)	0.06%	0.06%	0.05%	0.05%	0.07%
Total expenses(4)	0.56	%(5)	0.56%	0.58%	0.57%	0.58%	0.61%
Net investment income	3.28	%(5)	3.41%	3.49%	3.72%	4.07%	3.95%
Portfolio Turnover	27	%(3)	28%	17%	10%	6%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.110		$10.390	$10.070	$10.140	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.304	$0.326	$0.365	$0.400	$0.399
Net realized and unrealized gain (loss)	(0.200)		(0.276)	0.320	(0.072)	0.629	(0.808)

Total income (loss) from operations	$(0.057)		$0.028	$0.646	$0.293	$1.029	$(0.409)

Less Distributions
From net investment income	$(0.143)		$(0.308)	$(0.326)	$(0.363)	$(0.399)	$(0.401)

Total distributions	$(0.143)		$(0.308)	$(0.326)	$(0.363)	$(0.399)	$(0.401)

Net asset value — End of period	$9.910		$10.110	$10.390	$10.070	$10.140	$9.510

Total Return(2)	(0.57	)%(3)	0.33%	6.49%	2.93%	11.02%	(4.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,460		$247,160	$291,077	$265,348	$246,418	$224,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.69	%(5)	0.70%	0.70%	0.71%	0.73%	0.75%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(4)	0.78	%(5)	0.77%	0.75%	0.76%	0.79%	0.82%
Net investment income	2.86	%(5)	3.02%	3.16%	3.61%	4.08%	3.95%
Portfolio Turnover	43	%(3)	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.120		$10.390	$10.070	$10.140	$9.520	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.106		$0.229	$0.248	$0.288	$0.327	$0.323
Net realized and unrealized gain (loss)	(0.211)		(0.266)	0.320	(0.071)	0.618	(0.797)

Total income (loss) from operations	$(0.105)		$(0.037)	$0.568	$0.217	$0.945	$(0.474)

Less Distributions
From net investment income	$(0.105)		$(0.233)	$(0.248)	$(0.287)	$(0.325)	$(0.326)

Total distributions	$(0.105)		$(0.233)	$(0.248)	$(0.287)	$(0.325)	$(0.326)

Net asset value — End of period	$9.910		$10.120	$10.390	$10.070	$10.140	$9.520

Total Return(2)	(1.04	)%(3)	(0.32)%	5.69%	2.17%	10.08%	(4.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,963		$66,727	$80,371	$62,713	$48,653	$40,695
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.45%	1.44%	1.46%	1.48%	1.50%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(4)	1.53	%(5)	1.52%	1.49%	1.51%	1.54%	1.57%
Net investment income	2.11	%(5)	2.27%	2.40%	2.85%	3.32%	3.20%
Portfolio Turnover	43	%(3)	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.110		$10.390	$10.070	$10.140	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.322	$0.342	$0.384	$0.418	$0.419
Net realized and unrealized gain (loss)	(0.210)		(0.274)	0.324	(0.071)	0.630	(0.808)

Total income (loss) from operations	$(0.057)		$0.048	$0.666	$0.313	$1.048	$(0.389)

Less Distributions
From net investment income	$(0.153)		$(0.328)	$(0.346)	$(0.383)	$(0.418)	$(0.421)

Total distributions	$(0.153)		$(0.328)	$(0.346)	$(0.383)	$(0.418)	$(0.421)

Net asset value — End of period	$9.900		$10.110	$10.390	$10.070	$10.140	$9.510

Total Return(2)	(0.47	)%(3)	0.53%	6.70%	3.14%	11.24%	(3.91)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,479		$126,524	$104,643	$52,507	$34,125	$20,814
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.49	%(5)	0.50%	0.49%	0.51%	0.53%	0.55%
Interest and fee expense(6)	0.09	%(5)	0.07%	0.05%	0.05%	0.06%	0.07%
Total expenses(4)	0.58	%(5)	0.57%	0.54%	0.56%	0.59%	0.62%
Net investment income	3.06	%(5)	3.20%	3.31%	3.80%	4.25%	4.15%
Portfolio Turnover	43	%(3)	56%	38%	8%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.020		$9.300	$9.060	$9.180	$8.600	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.313	$0.329	$0.348	$0.366	$0.353
Net realized and unrealized gain (loss)	(0.242)		(0.283)	0.237	(0.123)	0.579	(0.892)

Total income (loss) from operations	$(0.096)		$0.030	$0.566	$0.225	$0.945	$(0.539)

Less Distributions
From net investment income	$(0.144)		$(0.310)	$(0.326)	$(0.345)	$(0.365)	$(0.351)

Total distributions	$(0.144)		$(0.310)	$(0.326)	$(0.345)	$(0.365)	$(0.351)

Net asset value — End of period	$8.780		$9.020	$9.300	$9.060	$9.180	$8.600

Total Return(2)	(1.07	)%(3)	0.39%	6.33%	2.48%	11.19%	(5.83)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,437		$114,303	$136,271	$130,016	$132,578	$142,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.72%	0.71%	0.72%	0.69%	0.74%
Interest and fee expense(6)	0.15	%(5)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(4)	0.86	%(5)	0.83%	0.76%	0.74%	0.73%	0.77%
Net investment income	3.28	%(5)	3.48%	3.56%	3.81%	4.11%	3.84%
Portfolio Turnover	8	%(3)	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.010		$9.300	$9.060	$9.170	$8.600	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.112		$0.245	$0.259	$0.279	$0.298	$0.284
Net realized and unrealized gain (loss)	(0.232)		(0.293)	0.237	(0.113)	0.570	(0.882)

Total income (loss) from operations	$(0.120)		$(0.048)	$0.496	$0.166	$0.868	$(0.598)

Less Distributions
From net investment income	$(0.110)		$(0.242)	$(0.256)	$(0.276)	$(0.298)	$(0.282)

Total distributions	$(0.110)		$(0.242)	$(0.256)	$(0.276)	$(0.298)	$(0.282)

Net asset value — End of period	$8.780		$9.010	$9.300	$9.060	$9.170	$8.600

Total Return(2)	(1.33	)%(3)	(0.47)%	5.53%	1.83%	10.24%	(6.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,965		$22,210	$24,822	$21,899	$20,094	$21,739
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.46%	1.47%	1.44%	1.49%
Interest and fee expense(6)	0.15	%(5)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(4)	1.61	%(5)	1.58%	1.51%	1.49%	1.48%	1.52%
Net investment income	2.53	%(5)	2.73%	2.80%	3.06%	3.35%	3.09%
Portfolio Turnover	8	%(3)	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.020		$9.310	$9.070	$9.180	$8.610	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.331	$0.346	$0.366	$0.382	$0.372
Net realized and unrealized gain (loss)	(0.231)		(0.293)	0.239	(0.113)	0.571	(0.883)

Total income (loss) from operations	$(0.077)		$0.038	$0.585	$0.253	$0.953	$(0.511)

Less Distributions
From net investment income	$(0.153)		$(0.328)	$(0.345)	$(0.363)	$(0.383)	$(0.369)

Total distributions	$(0.153)		$(0.328)	$(0.345)	$(0.363)	$(0.383)	$(0.369)

Net asset value — End of period	$8.790		$9.020	$9.310	$9.070	$9.180	$8.610

Total Return(2)	(0.86	)%(3)	0.48%	6.54%	2.80%	11.28%	(5.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,736		$32,065	$20,957	$12,552	$8,882	$6,596
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.52%	0.51%	0.52%	0.50%	0.54%
Interest and fee expense(6)	0.15	%(5)	0.11%	0.05%	0.02%	0.04%	0.03%
Total expenses(4)	0.66	%(5)	0.63%	0.56%	0.54%	0.54%	0.57%
Net investment income	3.47	%(5)	3.68%	3.73%	4.00%	4.28%	4.06%
Portfolio Turnover	8	%(3)	10%	9%	4%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

42

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,535,014	$3,663,132	$21,620,513	$13,008,026
Interest Rate or Range of Interest Rates (%)	1.59 - 1.60	1.71	1.60 - 1.61	1.61 - 1.75
Collateral for Floating Rate Notes Outstanding	$14,485,102	$6,925,409	$30,733,792	$19,690,833

For the six months ended March 31, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$3,640,000	$21,620,000	$12,875,934
Average Interest Rate	1.74%	1.78%	1.75%	1.83%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

43

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2018	$12,351,723	$20,239,992	$22,999,420	$10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$12,351,723	$25,117,684	$30,035,500	$13,381,661

Deferred capital losses:
Short-term	$4,630,939	$2,028,641	$—	$4,514,599
Long-term	$—	$—	$—	$5,477,505

44

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

At September 30, 2017, the New York Fund had a net capital loss of $2,035,440 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2018.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$261,976,805	$134,395,628	$388,454,730	$142,686,761

Gross unrealized appreciation	$7,320,500	$10,229,688	$15,736,617	$10,949,088
Gross unrealized depreciation	(1,216,089)	(550,059)	(3,535,276)	(1,123,348)

Net unrealized appreciation	$6,104,411	$9,679,629	$12,201,341	$9,825,740

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$532,881	$287,585	$838,541	$296,575
Effective Annual Rate	0.40%	0.37%	0.39%	0.37%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A

45

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2018 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$5,558	$6,261	$15,664	$5,076
EVD’s Class A Sales Charges	$8,294	$1,724	$13,111	$11,042

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2018 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$152,771	$96,308	$239,997	$107,273

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$106,671	$66,378	$241,745	$81,054

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2018 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$35,557	$17,701	$64,465	$21,615

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

46

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$400	$—	$1,000
Class C	$3,000	$300	$1,000	$300

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2018 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$243,180,831	$42,170,936	$191,807,044	$14,551,893
Sales	$237,892,575	$55,002,611	$206,683,811	$24,184,543

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	623,286	150,458	1,994,609
Issued to shareholders electing to receive payments of distributions in Fund shares	124,416	23,007	134,560
Redemptions	(1,112,340)	(457,711)	(2,391,273)

Net decrease	(364,638)	(284,246)	(262,104)

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	1,447,360	592,126	7,843,944
Issued to shareholders electing to receive payments of distributions in Fund shares	270,620	48,553	246,587
Redemptions	(3,567,739)	(1,046,168)	(6,847,120)

Net increase (decrease)	(1,849,759)	(405,489)	1,243,411

47

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	176,158	52,012	586,882
Issued to shareholders electing to receive payments of distributions in Fund shares	151,506	21,118	66,969
Redemptions	(840,978)	(345,161)	(1,238,613)

Net decrease	(513,314)	(272,031)	(584,762)

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	652,940	176,580	2,177,079
Issued to shareholders electing to receive payments of distributions in Fund shares	318,881	46,592	127,306
Redemptions	(2,453,009)	(691,421)	(2,077,643)

Net increase (decrease)	(1,481,188)	(468,249)	226,742

New York Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	865,759	253,526	2,085,788
Issued to shareholders electing to receive payments of distributions in Fund shares	293,195	54,552	154,417
Redemptions	(2,138,421)	(753,538)	(2,390,560)

Net decrease	(979,467)	(445,460)	(150,355)

	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	1,941,465	—	776,508	5,796,836
Issued to shareholders electing to receive payments of distributions in Fund shares	679,823	—	130,953	269,822
Redemptions	(6,372,077)	(1,818)	(2,043,159)	(3,623,976)
Exchange from Class B shares	868	—	—	—
Exchange to Class A shares	—	(867)	—	—
Merger from Class B shares	178,237	—	—	—
Merger to Class A shares	—	(178,001)	—	—

Net increase (decrease)	(3,571,684)	(180,686)	(1,135,698)	2,442,682

(1)	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

48

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2018 (Unaudited)
	Class A	Class C	Class I

Sales	469,369	202,140	665,725
Issued to shareholders electing to receive payments of distributions in Fund shares	165,635	25,715	48,995
Redemptions	(1,537,278)	(304,677)	(430,983)

Net increase (decrease)	(902,274)	(76,822)	283,737

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	842,160	257,271	2,028,886
Issued to shareholders electing to receive payments of distributions in Fund shares	391,218	57,851	77,809
Redemptions	(3,201,723)	(519,637)	(803,429)

Net increase (decrease)	(1,968,345)	(204,515)	1,303,266

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2018 is included in the Portfolio of Investments. At March 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2018 were as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Liability Derivative:

Futures Contracts	$(152,035	)(1)	$(389,208	)(1)	$(167,238	)(1)

Total	$(152,035)		$(389,208)		$(167,238)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

49

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$480,860	(1)	$1,231,003	(1)	$528,946	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(277,332	)(2)	$(709,967	)(2)	$(305,064	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$7,555,000	$19,341,000	$8,311,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$269,947,720	$—	$269,947,720

Taxable Municipal Securities	—	8,668,510	—	8,668,510

Total Investments	$—	$278,616,230	$—	$278,616,230

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$147,890,424	$—	$147,890,424

Total Investments	$—	$147,890,424	$—	$147,890,424

Liability Description

Futures Contracts	$(152,035)	$—	$—	$(152,035)

Total	$(152,035)	$—	$—	$(152,035)

50

Eaton Vance

Municipal Income Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$421,519,721	$—	$421,519,721
Miscellaneous	—	—	1,146,071	1,146,071

Total Investments	$—	$421,519,721	$1,146,071	$422,665,792

Liability Description

Futures Contracts	$(389,208)	$—	$—	$(389,208)

Total	$(389,208)	$—	$—	$(389,208)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$165,687,765	$—	$165,687,765

Total Investments	$—	$165,687,765	$—	$165,687,765

Liability Description

Futures Contracts	$(167,238)	$—	$—	$(167,238)

Total	$(167,238)	$—	$—	$(167,238)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

51

Eaton Vance

Municipal Income Funds

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief

Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018